Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Nov. 03, 2017
Registrant Name	VanEck Funds
Central Index Key	0000768847
Amendment Flag	false
Document Creation Date	Nov. 03, 2017
Document Effective Date	Nov. 06, 2017
Prospectus Date	Nov. 06, 2017